UPDATING SUMMARY PROSPECTUS

May 1, 2022

LiveWell Variable Annuity

AN INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY

ISSUED THROUGH:

Midland National Life Separate Account C

BY

Midland National Life Insurance Company

This Updating Summary Prospectus provides certain updated information about the LiveWell Variable Annuity Contract (the “Contract”), an individual flexible premium deferred variable annuity contract issued by Midland National Life Insurance Company.

The statutory prospectus for the Contract contains more information about the Contract, including its features, benefits, and risks. You can find the current prospectus and other information about the Contract online at www.SRSLiveWell.com. You can also obtain this information at no cost by calling (866) 747-3421 or by sending an email request to SecuritiesPI@sfgmembers.com.

Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at Investor.gov.

In this summary prospectus “we,” “our,” “us,” “Midland National,” and “Company” mean Midland National Life Insurance Company, “you” and “your” mean the owner of the Contract. We refer to the person who is covered by the Contract as the “annuitant,” because the annuitant and the owner might not be the same.

Replacing your existing annuity or life insurance policy with this Contract may not be to your advantage.

An investment in this Contract is not a bank deposit, and no bank endorses or guarantees the Contract. The Contract is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Securities and Exchange Commission has not approved or disapproved this Contract or determined that this summary prospectus is accurate or complete.

Anyone who tells you otherwise is committing a Federal crime.

Not FDIC Insured    May Lose Value    No Bank Guarantee

DEFINITIONS

For your convenience, below is a glossary of the special terms we use in this summary prospectus. These terms are generally in bold face type throughout the document.

Accumulation Value means the sum of the amounts you have in the investment option(s) of our separate account under your in force Contract. This may also be referred to as account value.

Annuitant means the person whose life is used to determine the amount and duration of any annuity payments involving life contingencies. The annuitant may not be changed during the annuitant’s lifetime.

Annuitization means an election of an annuity payment option.

Annuitize means an election to receive regular income payments from your Contract under one of the annuity payment options. An election to annuitize your Contract may be irrevocable. If you elect to annuitize your Contract, you will no longer be able to exercise any liquidity (e.g., withdrawal or surrender) provision that may have previously been available.

Beneficiary means the person or persons to whom the Contract’s death benefit will be paid in the event of the death of the owner.

Business Day means any day the New York Stock Exchange is open for regular trading. Our business day ends when the New York Stock Exchange closes for regular trading, generally 3:00 p.m. Central Time.

Company (or we/us) means Midland National Life Insurance Company.

Contract Anniversary means the same date in each Contract year as the issue date.

Contract Quarter means a three-month period that starts on the same date as the issue date in each three-month period. For this purpose, if the issue date is not a calendar date in every month, then we look forward to the first day of the next calendar month. For example, assume a Contract is issued on January 31st; Contract quarters will begin on the first day of each quarter (May 1, July 31, and October 31).

Contract Year means a year that starts on the issue date or on each Contract anniversary thereafter.

Customer Service Center means where you must send correspondence, service or transaction requests, and inquiries to P.O. Box 9261, Des Moines, Iowa, 50306-9261 or via fax (866) 511-7038. The toll free telephone number is (866) 747-3421. Please note: Premium payments must be sent to P.O. Box 9261, Des Moines, Iowa, 50306-9261. The overnight mailing address is Midland National, 8300 Mills Civic Parkway, West Des Moines, Iowa 50266-3833. This should only be used for mail delivered via a courier.

Death Benefit means the amount that we will pay to the beneficiary in the event of the death of the owner if the Contract is still in force. The amount of the death benefit will be determined as of the business day that our Customer Service Center receives the required documentation in good order.

Good Order means all of the information necessary to process a transaction, as we determine in our discretion. Transaction requests will generally be processed on the business day they are received at the Customer Service Center as long as the request is in good order.

Investment Option means an option or division of our separate account which invests exclusively in one share class of one investment portfolio of a Trust or Fund (collectively “Portfolio”).

Issue Age means the age of the owner on the last birthday before the issue date.

Issue Date means the date the Contract goes into effect and from which Contract anniversaries, Contract months, Contract quarters, and Contract years are determined.

Maturity Date means the date, specified in your Contract, on which income payments will begin. The earliest possible maturity date is the first Contract anniversary at which time you may annuitize your full accumulation value. The maximum maturity date is the Contract anniversary immediately following the annuitant’s 115th birthday.

LiveWell Variable Annuity

Net Premium means (1) if you do not elect an Optional Value Endorsement, total premiums received less any reductions for partial withdrawals on a pro-rata basis; and (2) if you do elect an Optional Value Endorsement, this means total premiums received less any reductions for partial withdrawals and less applicable surrender charges on a pro-rata basis.

Owner means the person(s) or entity that is named in the application or on the latest change filed with us who is entitled to exercise all rights and privileges provided in the Contract.

Principal Office means Midland National Life Insurance Company’s principal place of business located at 8300 Mills Civic Parkway, West Des Moines, IA 50266. Please note: You must send all correspondence, service or transaction requests, inquiries, and premium payments to our Customer Service Center.

Remaining Premium means if you elect the Optional Value Endorsement, the premium payments made less the partial withdrawals taken and less any surrender charges on a dollar for dollar basis.

Separate Account means the Midland National Life Separate Account C which receives and invests your premiums under the Contract. Our separate account is divided into subaccounts.

Surrender Value means (1) if you do not elect an Optional Value Endorsement, the separate account accumulation value on the date of surrender less the quarterly Contract maintenance fee and any state premium tax, if applicable; and (2) if you do elect an Optional Value Endorsement, this means the separate account accumulation value on the date of surrender less any applicable surrender charge, quarterly Contract maintenance fee and any state premium tax, if applicable. This may also be referred to as cash surrender value.

LiveWell Variable Annuity

UPDATED INFORMATION ABOUT YOUR CONTRACT

There have been no material changes to your Contract since the prospectus dated May 1, 2021.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

FEES AND EXPENSES				LOCATION IN THE PROSPECTUS

Charges for Early Withdrawals	Owners who have a Contract without an Optional Value Endorsement can make withdrawals without being assessed a surrender charge. If you elect an optional value endorsement and make an early withdrawal within the first Contract Year, you could pay a surrender charge of up to $8,000 on a $100,000 investment.			Charges, Fees and Deductions – Optional Value Endorsement- Surrender Charges

Transaction Charges	You may also be charged for other transactions, such as fund transfers when transferring between investment options more than 15 times a year, or if you request expedited delivery or wire transfer of funds.			Charges, Fees and Deductions – Transfer Charge

Ongoing Fees and Expense (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.			Summary – Fee Table –

	Annual Fee	Min	Max	Annual Expenses
	Base Contract Expenses[1,2,3]	1.11%	1.11%
	Investment options (Portfolio fees and expenses) [4]	0.58%	2.62%
	Optional benefits available for an additional charge	0.25%	0.55%

1.  As a percentage of accumulated value in each investment option.

2.  Includes mortality and expense risk charge, asset based administration charge, and contract maintenance fee.

3.  Expenses could be lower if contract is over $50,000.

4.  As a percentage of average daily net assets of the investment option before any applicable waivers.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add Surrender Charges that substantially increase costs.

				Annual Fund Expenses

	LOWEST ANNUAL COST: $1,347	HIGHEST ANNUAL COST: $3,410

Assumes:

•  Investment of $100,000

•  5% annual appreciation

•  Least expensive combination of Contract charges (i.e. selection of the 7 year optional value endorsement) and portfolio fees and expenses

•  No optional death benefits

•  No additional purchase payments, transfers or withdrawals

•  No sales charges

Assumes:

•  Investment of $100,000

•  5% annual appreciation

•  Most expensive combination of the Contract (i.e. no optional value endorsement) charges, additional benefits, and portfolio fees and expenses

•  No additional purchase payments, transfers or Withdrawals

No sales charges

				Additional Information about LiveWell Variable Annuity – Suitability of the Contract

LiveWell Variable Annuity

Summary – Fee Table – Example
RISKS

Risk of Loss	You can lose money by investing in this Contract.	Summary – Principal Risks of Investing in the Contract

Not a Short-Term Investment

The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Contract is designed to aid in long-term financial planning and provides for accumulation of capital on a tax-deferred basis for retirement or other savings needs. A surrender charge may apply for up to seven years from the last premium payment if an Optional Value Endorsement is elected, which would reduce the amount received.

Summary – Principal Risks of Investing in the Contract

Risks Associated with Investment Options

An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options you choose. Each investment option has its own unique risks. You should review the investment options before making an investment decision.

Summary – Principal Risks of Investing in the Contract

Insurance Company Risks	Investing in the Contract is subject to the risks related to the Company. Any obligations, guarantees, or benefits are subject to the claims-paying ability of the Company, and our long term ability to make such payments, and are not guaranteed by any other party. There is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product. More information about the Company, including financial strength ratings, is available upon request by calling (866) 747-3421.	Additional Information – Midland National Life Insurance Company

RESTRICTIONS

Investments

•  We do not currently charge a fee for transfers among Investment Options but reserve the right to impose a transfer fee of $15.

•  We reserve the right to add, remove or substitute Investment Options.

•  The Company also has policies and procedures that attempt to detect and deter frequent transfers.

Detailed Information About the Contract – Your Accumulation Value – Transfers of Accumulation Value; Transfer Limitations

Optional Benefits

•  Certain optional benefits may limit withdrawals or other rights under the Contract. Under certain benefits, a withdrawal could reduce the value of a benefit by more than the dollar amount of the withdrawal.

•  Not all optional benefits are available through all broker-dealers and may vary by state or date of purchase.

•  We may modify or discontinue offering an optional benefit at any time.

•  Selection of certain benefits (i.e. optional value endorsements) may subject you to a surrender charge.

Summary – Features of Livewell Variable Annuity – Death Benefit Summary – Fee Table – Transaction Expenses

LiveWell Variable Annuity

TAXES

Tax Implications

•  You should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Contract.

•  There is no additional tax deferral benefit if you purchase the Contract through a tax-qualified plan or individual retirement account (IRA).

•  Earnings in the Contract are taxed at the ordinary income tax rates when you make the withdrawal, and a penalty may apply if you make the withdrawal before age 59 1/2.

Federal Tax Status

CONFLICTS OF INTEREST

Investment Professional Compensation

Financial professionals will receive compensation for selling the Contract. The financial professional will receive a base commission and may also receive trailing compensation based on the Contracts’ accumulation value. Financial professionals may have an incentive to offer or recommend the Contract over another investment.

Additional Information – Distribution of the Contracts

Exchanges	Some financial professionals may have a financial incentive to offer you a new contract in place of the one they already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new contract rather than continue to own the existing contract.	Detailed Information about the Contact – Tax-Free “Section 1035” Exchanges

LiveWell Variable Annuity

APPENDIX – PORTFOLIO COMPANIES AVAILABLE UNDER THE CONTRACT

The following is a list of investment options available under the Contract. More information about the investment options is available in the prospectuses for the investment options, which may be amended from time to time and can be found online at www.srslivewell.com/prospectus. You can also request this information at no cost by calling 866-747-3421 or by sending an email request to SecuritiesPI@sfgmembers.com.

The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

LiveWell Variable Annuity

Type/Investment Objective	Portfolio Company and Advisor/ Subadvisor	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1-Year Return	5-Year Return	10 -Year Return
Seeks to maximize total return consistent with the Adviser’s determination of reasonable risk.	AB VPS Dynamic Asset Allocation B2 AllianceBernstein	1.06	9.28	6.94	6.04

Seeks long-term growth of capital.	AB VPS Small Cap Growth B2 [3] AllianceBernstein	1.15	9.2	24.73	17.82

Seeks long-term growth of capital.	AB VPS Small/Mid Cap Value B AllianceBernstein	1.08	35.6	9.88	12.85

Seeks long-term capital appreciation.	Alger Capital Appreciation S Alger	1.18	18.83	23.87	18.76

Seeks investment results that correspond generally to the price and yield performance of its underlying index, the Alerian Energy Infrastructure Index.	ALPS/Alerian Energy Infrastructure III[2] ALPS	1.3	37.77	-0.04

Seeks to maximize total return, which consists of appreciation on its investments and a variable income stream.	ALPS/Red Rocks Global Opportunity III[2] ALPS	2.38	23.93	15.66

Seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed- income securities.	American Century VP Balanced II2 American Century Investments	1.08	15.48	11.06	9.63

LiveWell Variable Annuity

Type/Investment Objective	Portfolio Company and Advisor/ Subadvisor	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1-Year Return	5-Year Return	10-Year Return
Seeks capital growth by investing in common stocks. Income is a secondary objective.	American Century VP Discplnd Cor Val II American Century Investments	0.95	23.34	13.69	13.42

Seeks long-term total return using a strategy that seeks to protect against U.S. inflation.	American Century VP Inflation Prot II American Century Investments	0.72	6.27	5.02	2.82

Seeks long-term capital growth. Income is a secondary objective.	American Century VP Mid Cap Value II2 American Century Investments	0.91	23.02	9.25	12.68

Seeks long-term capital growth.	American Century VP Ultra® II2 American Century Investments	0.95	22.99	26.85	20.05

Seeks long-term capital growth. Income is a secondary objective.	American Century VP Value II2 American Century Investments	0.88	24.28	9.39	11.89

Seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds IS® Asset Allocation [4] American Funds	0.8	14.84	11.43	11.12

LiveWell Variable Annuity

Type/Investment Objective	Portfolio Company and Advisor/ Subadvisor	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1-Year Return	5-Year Return	10-Year Return
The fund has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on US stocks generally and (2) to provide a growing stream of income over the years. The fund’s secondary objective is to provide growth of capital.	American Funds IS® Capital Inc Builder®4[2] American Funds	0.78	14.68	7.97

Seeks to provide long-term growth of capital while providing current income.	American Funds IS® Capital Wld Gr&Inc 4[2] American Funds	0.93	14.46	12.99	11.42

Seeks to provide long-term growth of capital.	American Funds IS® Global Growth 4 American Funds	1.06	16.14	19.4	15.44

Seeks to provide long-term growth of capital.	American Funds IS® Global Small Cap 4 American Funds	1.24	6.43	15.16	12.26

Seeks to provide growth of capital.	American Funds IS® Growth 4 American Funds	0.86	21.68	25.12	19.46

Seeks to achieve long-term growth of capital and income.	American Funds IS® Growth-Income 4 American Funds	0.8	23.8	16.1	15.17

LiveWell Variable Annuity

Type/Investment Objective	Portfolio Company and Advisor/ Subadvisor	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1-Year Return	5-Year Return	10-Year Return
Seeks to provide long-term growth of capital.	American Funds IS® International 4 American Funds	1.05	-1.71	9.37	7.91

Seeks to provide long-term growth of capital while providing current income.	American Funds IS® Intl Gr And Inc 4[2] American Funds	1.04	5.09	8.49	6.75

Seeks long-term capital appreciation.	American Funds IS® New World 4[2] American Funds	1.09	4.63	12.96	8.43

Seeks to provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.	American Funds IS® Ultra-Short Bond 4 American Funds	0.87	-0.72	0.34	-0.07

Seeks to provide a high level of current income consistent with preservation of capital.	American Funds IS® US Government Secs 4[2] American Funds	0.73	-0.87	3.04	2.11

Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.	American Funds IS® Washington Mut Inv 4[2] American Funds	0.77	27.51	12.22	13.56

LiveWell Variable Annuity

Type/Investment Objective	Portfolio Company and Advisor/ Subadvisor	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1-Year Return	5-Year Return	10-Year Return
Seeks to provide total return.	BlackRock 60/40 Trgt Allc ETF VI III[2] BlackRock	0.62	11.7	10.99

Seeks high total investment return.	BlackRock Advantage Lg Cp Cor V.I. III2 3 BlackRock	0.84	28.06	17.79	15.45

Seeks capital appreciation and, secondarily, income.	BlackRock Basic Value V.I. 3[2] BlackRock	1.01	21.34	8.94	11.28

Seeks long-term growth of capital.	BlackRock Capital Appreciation V.I. III2 3 BlackRock	1.08	20.89	25.03	18.26

Seeks long-term total return and current income.	BlackRock Equity Dividend V.I. III[2] BlackRock	0.92	20.3	11.36	11.56

Seeks high total investment return.	BlackRock Global Allocation V.I. III[2] BlackRock	1.01	6.42	9.71	7.68

Seeks long-term capital growth.	BlackRock Large Cap Focus Gr V.I. III[2] BlackRock	1.03	17.78	24.31	19.05

LiveWell Variable Annuity

Type/Investment Objective	Portfolio Company and Advisor/ Subadvisor	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1-Year Return	5-Year Return	10-Year Return
Seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index.	Calvert VP S&P 500 Index2 3 Calvert Research and Management	0.28	28.42	18.14	16.16

Seeks to provide a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity.	Calvert VP SRI Balanced F Calvert Research and Management	0.88	14.72	12.13	10.15

Seeks to provide long-term capital appreciation by investing primarily in a portfolio of the equity securities of mid-sized companies that are undervalued but demonstrate a potential for growth.	Calvert VP SRI Mid Cap Calvert Research and Management	0.99	15.03	12.6	11.9

Seeks capital appreciation.	ClearBridge Variable Aggressive Gr II [3] Franklin Templeton Investments	1.05	10.04	11.38	13.53

Seeks dividend income, growth of dividend income and long- term capital appreciation.	ClearBridge Variable Dividend Strat II Franklin Templeton Investments	1.01	26.61	15.12	13.69

Seeks long-term growth of capital.	ClearBridge Variable Large Cap Growth II Franklin Templeton Investments	1.01	21.63	21.22	19.14

LiveWell Variable Annuity

Type/Investment Objective	Portfolio Company and Advisor/ Subadvisor	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1-Year Return	5-Year Return	10 -Year Return
Seeks long-term growth of capital.	ClearBridge Variable Mid Cap II Franklin Templeton Investments	1.1	28.39	13.98	14.04

Seeks long-term growth of capital.	ClearBridge Variable Small Cap Growth II Franklin Templeton Investments	1.06	12.31	21.04	16.82

Seeks total return, consisting of long-term capital appreciation and current income.	Columbia VP Contrarian Core 2[2] Columbia Threadneedle	0.98	23.96	17.26

Seeks to provide shareholders with a high level of current income and, as a secondary objective, growth of income and capital.	Columbia VP Dividend Opportunity 2[2] Columbia Threadneedle	0.99	25.89	11.02	11.38

Seeks to provide shareholders with long-term capital growth.	Columbia VP Emerging Markets 2[2] Columbia Threadneedle	1.39	-7.47	13.23	7.42

Seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.	Columbia VP Emerging Markets Bond 2 Columbia Threadneedle	0.99	-2.45	3.92

Seeks to provide shareholders with a high level of current income as its primary objective and, as its secondary objective, capital growth.	Columbia VP High Yield Bond 2[2] Columbia Threadneedle	0.92	4.79	5.76	6.33

LiveWell Variable Annuity

Type/Investment Objective	Portfolio Company and Advisor/ Subadvisor	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1-Year Return	5-Year Return	10-Year Return
Seeks long-term growth of capital.	Columbia VP Select Large Cap Value 2 Columbia Threadneedle	0.96	25.98	12.45	13.95

Seeks to provide long-term capital appreciation.	Columbia VP Seligman Global Tech 2[2] Columbia Threadneedle	1.24	38.68	31.09	23.86

Seeks total return, consisting of current income and capital appreciation.	Columbia VP Strategic Income 2[2] Columbia Threadneedle	0.94	1.63	4.67	4.53

Seeks to provide current income as its primary objective and, as its secondary objective, preservation of capital.	Columbia VP US Government Mortgage 2 Columbia Threadneedle	0.71	-1.2	2.91	2.31

Seeks to provide total return.	Delaware Ivy VIP Asset Strategy II2 3 Ivy VIP Funds	0.87	10.44	11.36	8.01

Seeks to provide total return through a combination of capital appreciation and current income.	Delaware Ivy VIP Balanced II3 Ivy VIP Funds	1.03	15.97	11.73	10.16

Seeks to provide capital growth and appreciation.	Delaware Ivy VIP Energy II3 Ivy VIP Funds	1.38	42	-11.79	-4.25

LiveWell Variable Annuity

Type/Investment Objective	Portfolio Company and Advisor/ Subadvisor	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1-Year Return	5-Year Return	10-Year Return
Seeks to provide total return.	Delaware Ivy VIP Global Equity Income II3 Ivy VIP Funds	1.03	16.97	8.69	9.86

Seeks to provide growth of capital.	Delaware Ivy VIP Global Growth II3 Ivy VIP Funds	1.13	17.86	15.87	11.52

Seeks to provide growth of capital.	Delaware Ivy VIP Growth II3 Ivy VIP Funds	1.01	30.03	25.13	19.06

Seeks to provide total return through a combination of high current income and capital appreciation	Delaware Ivy VIP High Income II3 Ivy VIP Funds	0.97	6.06	5.48	6.6

Seeks to provide capital growth and appreciation.	Delaware Ivy VIP International Cor Eq II3 Ivy VIP Funds	1.17	14.18	8.01	7.77

Seeks to provide growth of capital.	Delaware Ivy VIP Mid Cap Growth II2 3 Ivy VIP Funds	1.1	16.36	24.85	17.05

Seeks to provide capital growth and appreciation.	Delaware Ivy VIP Natural Resources II3 Ivy VIP Funds	1.32	26.68	-0.72	-1.21

LiveWell Variable Annuity

Type/Investment Objective	Portfolio Company and Advisor/ Subadvisor	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1-Year Return	5-Year Return	10-Year Return
Seeks to provide growth of capital.	Delaware Ivy VIP Science and Tech II3 Ivy VIP Funds	1.16	15.17	23.88	19.46

Seeks to provide growth of capital.	Delaware Ivy VIP Small Cap Growth II3 Ivy VIP Funds	1.15	3.99	15.83	12.85

Seeks to provide capital appreciation.	Delaware Ivy VIP Smid Cap Core II3 Ivy VIP Funds	1.2	20.78	10.35	12.94

Seeks long-term capital growth.	Delaware VIP International Ser Std[2] [3] Delaware Funds by Macquarie	0.86	6.87	10.81	8.15

Seeks long-term capital growth.	Delaware VIP Opp Ser Standard2 3 Delaware Funds by Macquarie	0.83	23.13	12.32

Seeks high, long-term total investment return consistent with moderate investment risk.	Delaware VIP Total Return Ser Std2 3 Delaware Funds by Macquarie	0.86	16.37	7.57

Seeks total return from dividend income and capital appreciation; capital preservation is a secondary objective.	Donoghue Forlines Dividend VIT 12 3 Donoghue Forlines LLC	2.05	30.3	3.67	5.08

LiveWell Variable Annuity

Type/Investment Objective	Portfolio Company and Advisor/ Subadvisor	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1-Year Return	5-Year Return	10-Year Return
Seeks capital appreciation.	DWS Alternative Asset Allocation VIP B DWS	1.18	12.35	5.59	3.89

Seeks to achieve a high rate of total return.	DWS CROCI US VIP B2 3 DWS	1.06	26.27	9.88	8.38

Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500® Index”), which emphasizes stocks of large US companies.	DWS Equity 500 Index VIP B2 DWS	0.65	27.91	17.74	15.88

Seeks above-average capital appreciation over the long term.	DWS Global Small Cap VIP B2 3 DWS	1.1	14.65	9	8.91

Seeks a high level of current income.	DWS High Income VIP B2 DWS	1.11	3.79	5.71	5.84

Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small US companies.	DWS Small Cap Index VIP B2 DWS	0.67	14.18	11.39	12.67

LiveWell Variable Annuity

Type/Investment Objective	Portfolio Company and Advisor/ Subadvisor	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1-Year Return	5-Year Return	10-Year Return
Seeks long-term capital appreciation.	DWS Small Mid Cap Value VIP B2 3 DWS	1.21	30.04	7.47	10.12

Seeks to provide a high level of current income.	Eaton Vance VT Floating-Rate Inc Init Eaton Vance	1.2	3.63	3.19	3.53

The investment seeks total return. Under normal market conditions, the fund invests primarily in value stocks.	Eaton Vance VT Large-Cap Value Init2 3 Eaton Vance	1.2

Seeks high current income.	Federated Hermes High Income Bond II S2 Federated	1.06	4.44	5.28	6.06

Seeks capital appreciation.	Federated Hermes Kaufmann II S Federated	1.76	2.26	18.38	16.4

Seeks to achieve high current income and moderate capital appreciation.	Federated Hermes Managed Volatility II S Federated	1.21	18.25	8.97	8.06

Seeks long-term capital appreciation.	Fidelity® VIP Contrafund Service 2 Fidelity Investments	0.86	27.51	19.87	16.35

LiveWell Variable Annuity

Type/Investment Objective	Portfolio Company and Advisor/ Subadvisor	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1-Year Return	5-Year Return	10-Year Return
Seeks capital appreciation.	Fidelity® VIP Emerging Markets Service 2 Fidelity Investments	1.17	-2.41	14.71	8.17

Seeks high total return.	Fidelity® VIP FundsManager 50% Service 2[2] Fidelity Investments	0.8	9.88	9.75	8.18

Seeks high total return.	Fidelity® VIP FundsManager 70% Service 2[2] Fidelity Investments	0.95	14.44	12.28	10.48

Seeks high total return.	Fidelity® VIP FundsManager 85% Service 2[2] Fidelity Investments	1.03	17.64	14.22	12.14

Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity® VIP Government Money Mkt Svc 21 3 Fidelity Investments	0.49	0.01	0.77	0.39

Seeks to provide capital growth.	Fidelity® VIP Growth Opportunities Svc 2 Fidelity Investments	0.89	11.68	31.77	22.64

Seeks a high level of current income, while also considering growth of capital.	Fidelity® VIP High Income Service 2[3] Fidelity Investments	0.92	4.29	4.78	5.36

LiveWell Variable Annuity

Type/Investment Objective	Portfolio Company and Advisor/ Subadvisor	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1-Year Return	5-Year Return	10-Year Return
Seeks capital appreciation.	Fidelity® VIP Intl Capital Apprec Svc 2 Fidelity Investments	1.09	12.11	16.56	12.88

Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity® VIP Investment Grade Bd Svc 2 Fidelity Investments	0.64	-0.9	4.08	3.29

Seeks long-term growth of capital.	Fidelity® VIP Mid Cap Service 2 Fidelity Investments	0.87	25.31	13.32	13

Seeks long-term growth of capital.	Fidelity® VIP Overseas Service 2[3] Fidelity Investments	1.04	19.39	14.15	10.55

Seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.	Fidelity® VIP Real Estate Service 2 Fidelity Investments	0.91	38.64	9.05	10.14

Seeks a high level of current income. The fund may also seek capital appreciation.	Fidelity® VIP Strategic Income Service 2 Fidelity Investments	0.92	3.44	5.11	4.47

Seeks capital appreciation.	Fidelity® VIP Value Strategies Service 2[3] Fidelity Investments	0.91	33.34	13.67	13.47

LiveWell Variable Annuity

Type/Investment Objective	Portfolio Company and Advisor/ Subadvisor	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1-Year Return	5-Year Return	10-Year Return
The investment seeks capital appreciation. It invests predominantly in common stock.	Franklin DynaTech VIP Fund - Class 2 Franklin Templeton Investments	0.94	16.14	23.64	16.66

Seeks to maximize income while maintaining prospects for capital appreciation.	Franklin Income VIP [22] Franklin Templeton Investments	0.72	16.75	7.45	7.38

The investment seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix; to reduce volatility is a secondary objective.	Franklin Multi-Asst Dyn Mlt-Strat VIT II3 Franklin Templeton Investments	1.26	12.65	4.72	5.09

Seeks capital appreciation.	Franklin Mutual Global Discovery VIP 2[3] Franklin Templeton Investments	1.22	19.13	6.42	8.47

Seeks capital appreciation, with income as a secondary goal.	Franklin Mutual Shares VIP 2[3] Franklin Templeton Investments	0.98	19.17	6.44	9

Seeks long-term capital appreciation, with preservation of capital as an important consideration.	Franklin Rising Dividends VIP 2 Franklin Templeton Investments	0.9	26.79	16.81	14.4

Seeks long-term capital appreciation.	Guggenheim Var Ser Q (Small Cap Value)[2] Guggenheim Investments	1.14	26.18	6.76	10.21

LiveWell Variable Annuity

Type/Investment Objective	Portfolio Company and Advisor/ Subadvisor	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1-Year Return	5-Year Return	10-Year Return
Seeks to generate positive total returns over time.	Guggenheim VT Global Mgd Futures Strat[2] Guggenheim Investments	1.83	0.94	2.06	-0.52

Seeks long-term capital appreciation.	Guggenheim VT Long Short Equity Guggenheim Investments	1.73	23.8	6.51	5.83

Seeks long-term capital appreciation with less risk than traditional equity funds.	Guggenheim VT Multi-Hedge Strategies[2] Guggenheim Investments	1.86	8.1	3.71	2.83

Seeks capital appreciation.	Invesco Oppenheimer VI Intl Gr II2 Invesco	1.25	10.12	11.65	9.47

Seeks capital appreciation.	Invesco V.I. Discovery Mid Cap Growth II2 Invesco	1.05	18.79	22.75	17.53

Seeks capital appreciation.	Invesco V.I. Main Street Small Cap II2 Invesco	1.05	22.26	13.46	14.4

Seeks total return with a low to moderate correlation to traditional financial market indices.	Invesco VI Balanced-Risk Allocation II2 Invesco	1.05	9.26	7.18	5.99

LiveWell Variable Annuity

Type/Investment Objective	Portfolio Company and Advisor/ Subadvisor	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1-Year Return	5-Year Return	10-Year Return
Seeks total return.	Invesco VI Core Bd II2 Invesco	1.02	-1.85	3.86	3.94

Seeks total return, comprised of current income and capital appreciation.	Invesco VI Core Plus Bond II2 Invesco	0.87	-1.01	4.4	4.52

Seeks to provide reasonable current income and long-term growth of income and capital.	Invesco VI Diversified Dividend II Invesco	0.96	18.59	8.1	11.61

The investment seeks to achieve a high level of total return on its assets through a combination of capital appreciation and current income.	Invesco VI Equally Wtd S&P 500 II Invesco	0.58	28.88	15.14	14.91

Seeks both capital appreciation and current income.	Invesco VI Equity and Income II2 Invesco	0.82	18.35	9.26	10.28

Seeks capital appreciation.	Invesco VI Global II2 Invesco	1.02	15.17	17.88	13.96

Seeks capital appreciation.	Invesco VI Main Street II2 Invesco	1.05	27.23	15.36	14.77

Seeks long-term growth of capital.	Invesco VI Small Cap Equity II Invesco	1.21	20.09	13.15	12.01

LiveWell Variable Annuity

Type/Investment Objective	Portfolio Company and Advisor/ Subadvisor	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1-Year Return	5-Year Return	10-Year Return
Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Henderson VIT Balanced Svc Janus Henderson	0.87	16.91	14.1	11.53

Seeks long-term growth of capital.	Janus Henderson VIT Enterprise Svc Janus Henderson	0.97	16.54	18.84	16.93

Seeks to obtain maximum total return, consistent with preservation of capital.	Janus Henderson VIT Flexible Bond Svc[2] Janus Henderson	0.82	-1.11	3.98	3.43

Seeks long-term growth of capital.	Janus Henderson VIT Glb Tech&Innvt Svc Janus Henderson	0.99	17.75	30.32	22.96

Seeks long-term growth of capital.	Janus Henderson VIT Global Rsrch Svc Janus Henderson	1.09	17.8	16.41	13.31

Seeks capital appreciation.	Janus Henderson VIT Mid Cap Value Svc[2] Janus Henderson	1.05	19.42	8.48	10.02

Seeks long-term growth of capital.	Janus Henderson VIT Overseas Svc Janus Henderson	1.08	13.29	13.08	5.98

LiveWell Variable Annuity

Type/Investment Objective	Portfolio Company and Advisor/ Subadvisor	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1-Year Return	5-Year Return	10-Year Return
Seeks long-term growth of capital.	Janus Henderson VIT Research Svc[3] Janus Henderson	0.85	20.05	21.68	17.16

Seeks growth of capital.	JHVIT Financial Industries II2 John Hancock	1.13	29.38	11.25	12.64

Seeks long-term growth of capital.	JHVIT Fundamental All Cap Core II2 [3] John Hancock	0.95	30.34	19.94	17.7

Seeks income and capital appreciation.	JHVIT Select Bond II2 John Hancock	0.84	-1.39	3.71	3.11

Seeks a high level of current income.	JHVIT Strategic Income Opportunities II2 John Hancock	0.95	0.7	3.82	4.58

Seeks total return.	Lazard Ret Global Dyn Multi Asst Svc[2] Lazard	1.08	11.94	8.4

Seeks long-term capital appreciation.	Lazard Retirement International Eq Ser[2] Lazard	1.17	5.83	7.86	7.13

LiveWell Variable Annuity

Type/Investment Objective	Portfolio Company and Advisor/ Subadvisor	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1-Year Return	5-Year Return	10-Year Return
Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord Abbett Series Bond-Debenture VC Lord Abbett	0.91	3.28	5.66	6.33

Seeks long-term growth of capital.	Lord Abbett Series Developing Growth VC2 [3] Lord Abbett	1.04	-2.75	24.69	17.25

Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord Abbett Series Fundamental Eq VC2 Lord Abbett	1.08	27.31	10.23	11.33

Seeks a high level of income consistent with preservation of capital.	Lord Abbett Series Short Duration Inc VC Lord Abbett	0.86	0.63	2.42

Seeks capital appreciation.	MFS® VIT II Blended Rsrch Core Eq Svc MFS	0.7	29.18	16.25	15.08

Seeks total return with an emphasis on current income, but also considering capital appreciation.	MFS® VIT II Corporate Bond Service[2] MFS	0.88	-1.66	4.97	4.59

Seeks capital appreciation.	MFS® VIT II Emerging Markets Equity Svc[2] MFS	1.48	-7.02	7.82	3.72

LiveWell Variable Annuity

Type/Investment Objective	Portfolio Company and Advisor/ Subadvisor	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1-Year Return	5-Year Return	10-Year Return
Seeks total return.	MFS® VIT II Global Tactical Allc Svc MFS	1.08	2.58	5.52	5.27

Seeks capital appreciation.	MFS® VIT II International Intrs Val Svc[2] MFS	1.15	10.28	13.78	12.16

Seeks capital appreciation.	MFS® VIT II Technology Svc MFS	1.2	13.43	26	20.52

Seeks total return.	MFS® VIT III Global Real Estate Service[2] MFS	1.17	29.87	12.71	11.91

Seeks capital appreciation.	MFS® VIT New Discovery Svc[2] MFS	1.12	1.57	21	15.87

Seeks total return.	MFS® VIT Utilities Series Service MFS	1.04	13.82	11.61	9.65

Seeks maximum long-term return, consistent with preservation of capital and prudent investment management.	PIMCO Dynamic Bond Adv PIMCO	1.12	1.19	3.29	2.84

LiveWell Variable Annuity

Type/Investment Objective	Portfolio Company and Advisor/ Subadvisor	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1-Year Return	5-Year Return	10-Year Return
Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.	PIMCO Glbl Mgd Ast Allc Ptf Adv[2] PIMCO	1.24	12.6	10.59	6.03

Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Global Bond Opps (Unhedged) Adv[3] PIMCO	1.03	-4.25	3.01	1.44

Seeks maximum current income with long-term capital appreciation as a secondary objective.	PIMCO Income Advisor PIMCO	0.94	1.89	4.95

Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO International Bond (USD-Hdg) Adv PIMCO	1.04	-2.05	2.95	4.29

Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO VIT All Asset Adv[2] PIMCO	1.38	16.04	8.45	5.91

Seeks maximum real return consistent with prudent investment management.	PIMCO VIT CommodityRealReturn® Strat Adv[2] PIMCO	1.34	33.11	5.61	-1.98

Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Emerging Markets Bond Adv PIMCO	1.2	-2.66	4.44	4.31

LiveWell Variable Annuity

Type/Investment Objective	Portfolio Company and Advisor/ Subadvisor	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1-Year Return	5-Year Return	10-Year Return
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT High Yield Adv PIMCO	0.89	3.53	5.36	5.96

Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Low Duration Adv PIMCO	0.79	-1.03	1.44	1.49

Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO VIT Real Return Adv PIMCO	0.94	5.48	5.23	2.95

Seeks maximum current income, consistent with preservation of capital and daily liquidity.	PIMCO VIT Short-Term Adv PIMCO	0.72	-0.16	1.68	1.54

Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Total Return Adv PIMCO	0.79	-1.36	3.83	3.33

Seeks current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risk. The portfolio also seeks a relatively stable level of dividends; however, the level of dividends will be maintained only if consistent with preserving the investment grade quality of the portfolio.	Pioneer Bond VCT ll Amundi US	0.9	0.22	3.96	3.86

LiveWell Variable Annuity

Type/Investment Objective	Portfolio Company and Advisor/ Subadvisor	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1-Year Return	5-Year Return	10-Year Return
Seeks current income and long- term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.	Pioneer Equity Income VCT II Amundi US	1.05	25.33	10.46	12.15

Seeks to maximize total return through a combination of income and capital appreciation.	Pioneer High Yield VCT II2 [3] Amundi US	1.18	5.45	4.78	5.91

Seeks a high level of current income.	Pioneer Strategic Income VCT II2 Amundi US	1.04	1.73	4.21	4.21

Seeks reasonable income and capital growth.	Pioneer VCT II Amundi US	1.04	27.65	19.85	15.9

Seeks long-term growth of capital.	Principal Blue Chip 3[2] Principal Funds	1.05	24.72

Seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk.	Principal Diversified Balanced 3 Principal Funds	0.64	10.65	9.66	8.5

Seeks to provide long-term capital appreciation.	Principal Diversified Growth 3 Principal Funds	0.66	14.63	11.5	10.24

LiveWell Variable Annuity

Type/Investment Objective	Portfolio Company and Advisor/ Subadvisor	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1-Year Return	5-Year Return	10-Year Return
Seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation).	Principal Diversified Income 3 Principal Funds	0.62	6.78	7.77

Seeks to provide current income and long-term growth of income and capital.	Principal Equity Income 3 Principal Funds	0.88	21.97	13.79	13.02

The investment seeks long- term capital appreciation.	PSF Mid-Cap growth Portfolio II [3] PGIM Investments	1.07	10.23	19.99	15.1

Seeks long-term growth of capital.	PSF Natural Resources Portfolio II2 3 PGIM Investments	0.96	25.03	4.58	-0.52

Seeks long-term growth of capital.	PSF PGIM Jennison Focused Blend Port II3 PGIM Investments	1.26	16.35	18.97	14.58

Seeks long-term growth of capital.	Royce Capital Micro-Cap Svc2 3 Royce Investment Partners	1.58	29.52	12.7	8.98

Seeks long-term growth of capital.	Royce Capital Small-Cap Svc[2] Royce Investment Partners	1.33	28.45	6.28	8.37

LiveWell Variable Annuity

Type/Investment Objective	Portfolio Company and Advisor/ Subadvisor	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1-Year Return	5-Year Return	10-Year Return
Seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.	Rydex Var Biotechnology[3] Rydex Funds	1.82	1.42	12.45	15.86

Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap growth securities on a daily basis. The fund’s current benchmark is the S&P 500 Pure Growth Index.	Rydex Var S&P 500 Pure Growth Rydex Funds	1.73	27.59	19.28	16.25

Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap growth securities on a daily basis. The fund’s current benchmark is the S&P MidCap 400 Pure Growth Index.	Rydex Var S&P MidCap 400 Pure Growth[3] Rydex Funds	1.72	12.21	11.31	10.54

Seeks to provide long-term capital growth; income is a secondary objective.	T. Rowe Price Blue Chip Growth Port II2 T. Rowe Price	1	17.33	22.96	18.93

LiveWell Variable Annuity

Type/Investment Objective	Portfolio Company and Advisor/ Subadvisor	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1-Year Return	5-Year Return	10-Year Return
Seeks long-term capital appreciation.	T. Rowe Price Health Sciences Port II2 T. Rowe Price	1.19	12.83	19.22	20.13

Seeks long-term capital appreciation.	Templeton Developing Markets VIP 2 Franklin Templeton Investments	1.44	-5.74	10.6	4.84

Seeks long-term capital growth.	Templeton Foreign VIP 2[2] Franklin Templeton Investments	1.11	4.16	2.71	4

Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Templeton Global Bond VIP 2[2] Franklin Templeton Investments	0.74	-4.99	-0.94	1.13

Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.	VanEck VIP Global Resources Fund S VanEck	1.38	18.68	1.99	-0.37

Seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain an average duration within 30% of the average duration of the domestic bond market as a whole.	Western Asset Core Plus VIT II2 Franklin Templeton Investments	0.79	-2.19	4.18	5.1

LiveWell Variable Annuity

Type/Investment Objective	Portfolio Company and Advisor/ Subadvisor	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1-Year Return	5-Year Return	10-Year Return
Seeks to maximize total return.	Western Asset Variable Glbl Hi Yld Bd II Franklin Templeton Investments	1.11	1.04	5.1	5.53

[1]	During periods of low interest rates, the yields of the money market investment option may become extremely low and possibly negative.
[2]

This Investment Option is subject to an expense reimbursement and/or fee waiver arrangement resulting in a temporary expense reduction, which is reflected in the table. See the Investment Option’s prospectus for additional information.

[3]	This Investment Option is closed to new investors.

LiveWell Variable Annuity

Back Cover Page

This Summary Prospectus incorporates by reference the Contract statutory prospectus dated May 1, 2022, as amended or supplemented.

The EDGAR contract identifier for the Contract is C000107223.

LiveWell Variable Annuity